As filed with the Securities and Exchange Commission on April 10, 2025
1933 Act File No. 002-97596
1940 Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 179	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 180	☒

VANECK FUNDS
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Office) (Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Fabio Battaglia, Esq.
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On April 16, 2025 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 177 to its Registration Statement until April 16, 2025. Parts A, B and C of Registrant’s Post-Effective Amendment No. 177 under the Securities Act of 1933 and No. 178 under the Investment Company Act of 1940, filed on January 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan in the Commonwealth of Puerto Rico on the 10th day of April, 2025.

VANECK FUNDS
By:	/s/ Laura I. Martinez
Name:	Laura I. Martinez
Title:	Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer, President and Trustee	April 10, 2025
/s/ John J. Crimmins* John J. Crimmins	Vice President, Chief Financial Officer and Principal Accounting Officer	April 10, 2025
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	April 10, 2025
/s/ Jayesh Bhansali* Jayesh Bhansali	Trustee	April 10, 2025
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	April 10, 2025
/s/ R. Alastair Short* R. Alastair Short	Trustee	April 10, 2025

*By:	/s/ Laura I. Martinez
Laura I. Martinez
Attorney-in-Fact
April 10, 2025